Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans and Borrowings
Carrying amount	₺ 104,340,259	₺ 121,399,748
EUR | Floating interest rate
Loans and Borrowings
Fixed interest rate	4.50%	2.10%
Carrying amount	₺ 33,076,990	₺ 37,272,708
USD | Floating interest rate
Loans and Borrowings
Fixed interest rate	5.80%	3.90%
Carrying amount	₺ 5,900,103	₺ 7,702,498
Unsecured bank loans | EUR | Floating interest rate
Loans and Borrowings
Currency	EUR	EUR
Interest rate type	Floating	Floating
Nominal interest rate basis	Euribor+2%-Euribor+4.0%	Euribor+2.0%-Euribor+4.0%
Carrying amount	₺ 31,951,968	₺ 37,272,708
Unsecured bank loans | EUR | Floating interest rate | Minimum
Loans and Borrowings
Payment period	2025	2024
Unsecured bank loans | EUR | Floating interest rate | Maximum
Loans and Borrowings
Payment period	2030	2028
Unsecured bank loans | EUR | EURIBOR [member] | Minimum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	2.00%	2.00%
Unsecured bank loans | EUR | EURIBOR [member] | Maximum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	4.00%	4.00%
Unsecured bank loans | EUR | Fixed rate instruments [member]
Loans and Borrowings
Currency	EUR	EUR
Interest rate type	Fixed	Fixed
Payment period	2025	2024
Fixed interest rate	5.00%	6.00%
Carrying amount	₺ 370,134	₺ 498,729
Unsecured bank loans | USD | Floating interest rate
Loans and Borrowings
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	Sofr+ 2.2%	Sofr 2.2%
Carrying amount	₺ 5,111,643	₺ 6,472,710
Unsecured bank loans | USD | Floating interest rate | Minimum
Loans and Borrowings
Payment period	2026	2024
Unsecured bank loans | USD | Floating interest rate | Maximum
Loans and Borrowings
Payment period	2029	2028
Unsecured bank loans | USD | SOFR [member]
Loans and Borrowings
Borrowings, adjustment to variable interest rate	2.20%	2.20%
Unsecured bank loans | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Payment period	2026
Fixed interest rate	2.56%	2.60%
Carrying amount	₺ 154,599	₺ 289,293
Unsecured bank loans | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period		2024
Unsecured bank loans | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period		2026
Unsecured bank loans | TRY | Fixed rate instruments [member]
Loans and Borrowings
Currency	TRY	TRY
Interest rate type	Fixed	Fixed
Carrying amount	₺ 14,419,059	₺ 17,241,862
Unsecured bank loans | TRY | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2025	2024
Fixed interest rate	24.40%	11.50%
Unsecured bank loans | TRY | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2027	2025
Fixed interest rate	67.30%	58.90%
Unsecured bank loans | CNY | Fixed rate instruments [member]
Loans and Borrowings
Currency	CNY	CNY
Interest rate type	Fixed	Fixed
Carrying amount	₺ 2,570,134	₺ 3,265,249
Unsecured bank loans | CNY | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2026	2024
Fixed interest rate	5.20%	5.20%
Unsecured bank loans | CNY | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2028	2028
Fixed interest rate	5.50%	5.50%
Unsecured bank loans | BYN | Fixed rate instruments [member]
Loans and Borrowings
Currency		BYR
Interest rate type		Fixed
Payment period		2024
Fixed interest rate		14.00%
Carrying amount		₺ 22,894
Secured bank loans | EUR | Floating interest rate
Loans and Borrowings
Currency	EUR
Interest rate type	Floating
Payment period	2036
Nominal interest rate basis	Euribor+0.7%
Carrying amount	₺ 1,125,022
Secured bank loans | EUR | EURIBOR [member]
Loans and Borrowings
Borrowings, adjustment to variable interest rate	0.70%
Secured bank loans | USD | Floating interest rate
Loans and Borrowings
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	Sofr+0.6% & Sofr+1.6%	Sofr+0.6% & Libor+1.6%
Carrying amount	₺ 788,460	₺ 1,229,788
Secured bank loans | USD | Floating interest rate | Minimum
Loans and Borrowings
Payment period	2026	2024
Secured bank loans | USD | Floating interest rate | Maximum
Loans and Borrowings
Payment period	2028	2028
Secured bank loans | USD | SOFR [member] | Minimum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	0.60%	0.60%
Secured bank loans | USD | SOFR [member] | Maximum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	1.60%
Secured bank loans | USD | LIBOR [member] | Maximum
Loans and Borrowings
Borrowings, adjustment to variable interest rate		1.60%
Secured bank loans | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Carrying amount	₺ 4,142,583	₺ 5,591,030
Secured bank loans | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2029	2024
Fixed interest rate	1.50%	1.50%
Secured bank loans | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2033	2033
Fixed interest rate	3.80%	3.80%
Secured bank loans | CNY | Fixed rate instruments [member]
Loans and Borrowings
Currency	CNY
Interest rate type	Fixed
Payment period	2034
Fixed interest rate	4.00%
Carrying amount	₺ 1,766,511
Debt securities issued | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Fixed interest rate	5.80%	5.80%
Carrying amount	₺ 34,114,065	₺ 41,047,910
Debt securities issued | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2025	2024
Debt securities issued | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2028	2028
Debt securities issued | TRY | Fixed rate instruments [member]
Loans and Borrowings
Currency	TRY	TRY
Interest rate type	Fixed	Fixed
Payment period	2025	2024
Carrying amount	₺ 3,003,557	₺ 4,962,654
Debt securities issued | TRY | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Fixed interest rate	42.00%	29.50%
Debt securities issued | TRY | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Fixed interest rate	49.50%	45.00%
Lease liabilities | EUR | Fixed rate instruments [member]
Loans and Borrowings
Currency	EUR	EUR
Interest rate type	Fixed	Fixed
Carrying amount	₺ 350,365	₺ 588,931
Lease liabilities | EUR | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2025	2024
Fixed interest rate	2.90%	1.00%
Lease liabilities | EUR | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2034	2034
Fixed interest rate	10.30%	11.00%
Lease liabilities | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Carrying amount	₺ 47,439	₺ 49,559
Lease liabilities | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2025	2024
Fixed interest rate	4.00%	3.90%
Lease liabilities | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2037	2052
Fixed interest rate	11.60%	11.60%
Lease liabilities | TRY | Fixed rate instruments [member]
Loans and Borrowings
Currency	TRY	TRY
Interest rate type	Fixed	Fixed
Carrying amount	₺ 3,959,814	₺ 2,266,451
Lease liabilities | TRY | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2025	2024
Fixed interest rate	7.50%	9.80%
Lease liabilities | TRY | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2069	2057
Fixed interest rate	62.30%	45.00%
Lease liabilities | BYN | Fixed rate instruments [member]
Loans and Borrowings
Currency	BYN	BYN
Interest rate type	Fixed	Fixed
Carrying amount	₺ 464,845	₺ 599,980
Lease liabilities | BYN | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2025	2024
Fixed interest rate	10.80%	10.80%
Lease liabilities | BYN | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2037	2037
Fixed interest rate	20.00%	20.00%
Lease liabilities | GBP | Fixed rate instruments [member]
Loans and Borrowings
Currency	GBP
Interest rate type	Fixed
Payment period	2025
Carrying amount	₺ 61
Lease liabilities | GBP | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Fixed interest rate	2.70%
Lease liabilities | GBP | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Fixed interest rate	5.90%